Expense Example - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2030 Fund	May 30, 2024 USD ($)
Fidelity Advisor Freedom 2030 Fund - Class A
Expense Example:
1 year	$ 662
3 years	845
5 years	1,045
10 years	1,619
Fidelity Advisor Freedom 2030 Fund - Class C
Expense Example:
1 year	268
3 years	520
5 years	897
10 years	1,754
Fidelity Advisor Freedom 2030 Fund - Class M
Expense Example:
1 year	463
3 years	703
5 years	961
10 years	1,699
Fidelity Advisor Freedom 2030 Fund - Class I
Expense Example:
1 year	66
3 years	208
5 years	362
10 years	810
Fidelity Advisor Freedom 2030 Fund - Class Z
Expense Example:
1 year	57
3 years	179
5 years	313
10 years	$ 701